Stock Options, Stock Purchase Plan and Warrants - Roll Forward of Non-Vested Stock Warrants Activity (Detail) (Warrant [Member], USD $)	12 Months Ended
Dec. 31, 2014
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Warrants or restricted shares, Nonvested, Beginning balance	575,000
Number of Warrants, Granted	0
Number of Warrants, Vested	(205,000)
Number of Warrants, Forfeited	(250,000)
Number of Warrants or restricted shares, Nonvested, Ending balance	120,000
Weighted average grant date fair value, Nonvested, Beginning balance	$ 1.18
Weighted average grant date fair value, Granted	$ 0
Weighted average grant date fair value, Vested	$ 1.20
Weighted average grant date fair value, Forfeited	$ 1.05
Weighted average grant date fair value, Nonvested, Ending balance	$ 1.43